Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
21.	Income Taxes

Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s Australian ship-owing subsidiaries and its Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2013	2012
	$	$
Deferred tax assets:
Vessels and equipment	73,750	58,825
Tax losses carried forward(1)	427,656	427,443
Other	32,012	64,194

Total deferred tax assets	533,418	550,462

Deferred tax liabilities:
Vessels and equipment	19,555	26,503
Long-term debt	22,008	33,764
Other	30,519	40,117

Total deferred tax liabilities	72,082	100,384
Net deferred tax assets	461,336	450,078
Valuation allowance	(442,504)	(421,343)

Net deferred tax assets	18,832	28,735

Net deferred tax assets are presented in other non-current assets in the accompanying consolidated balance sheets.

(1)	Substantially all of the Company’s net operating loss carryforwards of $1.74 billion relate to its Australian ship-owning subsidiaries and its Norwegian subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely. The Company also has $20.8 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future finance costs and can be carried forward for 18 years.

The components of the provision for income taxes are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Current	2,742	9,167	(6,768)
Deferred	(5,614)	5,239	2,478

Income tax (expense) recovery	(2,872)	14,406	(4,290)

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
	$	$	$
Net income (loss) before taxes	38,352	(325,522)	(372,131)
Net loss not subject to taxes	(267,665)	(129,307)	(341,473)

Net income (loss) subject to taxes	306,017	(196,215)	(30,658)

At applicable statutory tax rates	12,719	(15,808)	(8,987)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(8,173)	(2,817)	7,307
Other	(1,675)	4,218	5,970

Income tax expense (recovery) related to the current year	2,872	(14,406)	4,290

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2011 to December 31, 2013:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Balance of unrecognized tax benefits - beginning of the year	29,364	39,804	45,302
Increases for positions related to the current year	1,141	4,560	3,308
Changes for positions taken in prior years	(1,284)	(5,085)	83
Decreases related to statute of limitations	(8,917)	(9,915)	(8,889)

Balance of unrecognized tax benefits - end of the year	20,304	29,364	39,804

The majority of the net decrease for positions for the year ended December 31, 2013 relates to potential tax on freight income becoming statute barred.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2009 through 2013 remain open to examination by some of the major taxing jurisdictions in which the Company is subject to tax.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above and are approximately a reduction of $7.2 million in 2013, net of statute barred liabilities, and $0.8 million in 2012 and $1.8 million in 2011.